Deferred payment liability (Details Narrative) - CAD ($)		1 Months Ended	12 Months Ended
	Jan. 20, 2021	Nov. 02, 2020	Dec. 31, 2021	Nov. 22, 2021	Sep. 03, 2021	Aug. 30, 2021	May 01, 2021	Oct. 03, 2020
IfrsStatementLineItems [Line Items]
Description of liability settlement option			The Company has, at its option, the ability to settle USD $500,000 of the remaining Steel Media Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to October 3, 2020. The Company also has, at its option, the ability to settle USD $500,000 of the Steel Media Earn-Out Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to the date that the amount of any Steel Media Earn-Out Payment is conclusively determined.
Purcase price fair value			$ 1,211,818
Discount ate			10.00%
Steel Media [Member]
IfrsStatementLineItems [Line Items]
Deferred payment liability			$ 600,508
Initial fair value			$ 470,625
Description of interest rates			The Steel Media Deferred Payment and Steel Media Earn-Out Payment are amortized at an effective interest rate of 9.54% and 13.15% respectively.
Liability paid	$ 632,800	$ 659,832
Steel Media [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Deere payment liability value								$ 1,000,000
Liability paid	$ 500,000	$ 500,000
Steel Media [Member] | U S D [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Earn out payment amount			$ 500,000
Vedatis [Member]
IfrsStatementLineItems [Line Items]
Deere payment liability value							$ 750,000
Description of liability settlement option			On December 31, 2021, the Vedatis Earn-Out Payment was revalued at $1,774,337 based on a discounted valuation using a 9.79% and 1.16% discount rate for the cash settled and equity settled portion, respectively, and an expectation that a Vedatis Earn-Out Payment of $2,141,645 is probable. Following the December 31, 2021 revaluation, the cash portion of the Vedatis Earn-Out Payment is amortized at an effective interest rate of 9.83%
Purcase price fair value			$ 1,047,028
Initial fair value			$ 1,602,902
Description of interest rates			The Vedatis Deferred Payment is amortized at an effective interest rate of 5.86% and the cash portion of the Vedatis Earn-Out Payment is amortized at an effective interest rate of 8.19%.
Game Knot [Member]
IfrsStatementLineItems [Line Items]
Purcase price fair value			$ 613,129
Description of interest rates			The GameKnot Deferred Payment is amortized at an effective interest rate of 6.01%
Game Knot [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Deere payment liability value						$ 500,000
Addicting Games [Member]
IfrsStatementLineItems [Line Items]
Description of interest rates			The Addicting Games First Anniversary Deferred Payment and Addicting Games Second Anniversary Deferred Payment are amortized at an effective interest rate of 6.88% and 6.88% respectively.
Addicting Games [Member] | First Anniversary [Member]
IfrsStatementLineItems [Line Items]
Purcase price fair value			$ 8,181,699
Addicting Games [Member] | Second Anniversary [Member]
IfrsStatementLineItems [Line Items]
Purcase price fair value			$ 4,147,054
Addicting Games [Member] | U S D [Member] | First Anniversary [Member]
IfrsStatementLineItems [Line Items]
Deere payment liability value					$ 7,000,000
Addicting Games [Member] | U S D [Member] | Second Anniversary [Member]
IfrsStatementLineItems [Line Items]
Deere payment liability value					$ 3,800,000
Outplayed [Member]
IfrsStatementLineItems [Line Items]
Description of interest rates			The Outplayed First Anniversary Earn-Out Payment, the Outplayed Second Anniversary Earn-Out Payment, Outplayed First Anniversary Earn-Out Payment and the Outplayed Second Anniversary Earn-Out Payment are amortized are amortized at an effective interest rate of 7.38%, 7.38%, 17.97% and 17.96% respectively.
Outplayed [Member] | First Anniversary [Member]
IfrsStatementLineItems [Line Items]
Earn out payment amount			$ 6,000,000
Purcase price fair value			10,013,937
Initial fair value			6,272,711
Outplayed [Member] | Second Anniversary [Member]
IfrsStatementLineItems [Line Items]
Earn out payment amount			6,000,000
Purcase price fair value			9,304,038
Initial fair value			$ 5,249,130
Outplayed [Member] | U S D [Member] | First Anniversary [Member]
IfrsStatementLineItems [Line Items]
Deere payment liability value				$ 8,500,000
Outplayed [Member] | U S D [Member] | Second Anniversary [Member]
IfrsStatementLineItems [Line Items]
Deere payment liability value				$ 8,500,000